CONTINGENT ASSETS & LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 474	$ 249